Share-Based Payments - Key Management Holdings (Details)		1 Months Ended	12 Months Ended
	Nov. 25, 2020	Jun. 30, 2020	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019
Warrants
Share-Based Payments
Warrants granted at beginning of period			2,228,076	1,932,156
Warrants granted at end of period			2,732,618	2,228,076	1,932,156
Board of Directors
Share-Based Payments
Warrants granted	26,964	252
Board of Directors | Warrants
Share-Based Payments
Warrants granted at beginning of period			555,480	385,848	385,848
Warrants granted			22,916	109,548
Warrants held when becoming a member of management				(309,168)
Exercised			(5,436)
Warrants granted at end of period			572,960	555,480	385,848
Thomas William Wylonis | Warrants
Share-Based Payments
Warrants granted at beginning of period			369,252	342,612	342,612
Warrants granted				26,640
Warrants held when becoming a member of management				(369,252)
Warrants granted at end of period			369,252	369,252	342,612
Steven Projan | Warrants
Share-Based Payments
Warrants granted at beginning of period			42,048	23,436	23,436
Warrants granted			4,583	18,612
Warrants granted at end of period			46,631	42,048	23,436
Roberto Prego | Warrants
Share-Based Payments
Warrants granted at beginning of period			34,164	19,800	19,800
Warrants granted			4,583	14,364
Warrants granted at end of period			38,747	34,164	19,800
Joann Suzich | Warrants
Share-Based Payments
Warrants granted at beginning of period			10,260
Warrants granted				10,260
Warrants granted at end of period			10,260	10,260
Marianne Sgaard | Warrants
Share-Based Payments
Warrants granted at beginning of period			94,320
Warrants granted			9,167	28,368
Warrants held when becoming a member of management				65,952
Warrants granted at end of period			103,487	94,320
Helen Boudreau | Warrants
Share-Based Payments
Warrants granted at beginning of period			5,436
Warrants granted				5,436
Exercised			(5,436)
Warrants granted at end of period				5,436
Kim Bjrnstrup (former | Warrants
Share-Based Payments
Warrants granted				5,868
Warrants held when becoming a member of management				(5,868)
Lars Holtug | Warrants
Share-Based Payments
Warrants granted			4,583
Warrants granted at end of period			4,583
Executive Management | Warrants
Share-Based Payments
Warrants granted at beginning of period			1,007,100	1,044,648	848,772
Warrants granted			206,731	7,668	195,876
Warrants held when becoming a member of management			29,376	(4,356)
Forfeited				(45,216)
Warrants granted at end of period			1,243,207	1,007,100	1,044,648
Lars Aage Staal Wegner | Warrants
Share-Based Payments
Warrants granted at beginning of period			852,084	844,416	844,416
Warrants granted			64,167	7,668
Warrants granted at end of period			916,251	852,084	844,416
Birgitte Rn | Warrants
Share-Based Payments
Warrants granted			45,000
Warrants held when becoming a member of management			29,376
Warrants granted at end of period			74,376
Thomas Bogenrieder | Warrants
Share-Based Payments
Warrants granted at beginning of period			4,356	49,572	4,356
Warrants granted					45,216
Warrants held when becoming a member of management				(4,356)
Forfeited				(45,216)
Warrants granted at end of period			4,356	4,356	49,572
Erik Heegaard | Warrants
Share-Based Payments
Warrants granted			97,564
Warrants granted at end of period			97,564
Glenn S. Vraniak | Warrants
Share-Based Payments
Warrants granted at beginning of period			150,660	150,660
Warrants granted					150,660
Warrants granted at end of period			150,660	150,660	150,660